Segment Reporting - Net Sales by Groups of Products (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting
Net revenue	€ 4,318,073	€ 4,049,830	€ 3,934,563
Bio supplies
Segment Reporting
Net revenue	66,791	24,387	24,466
Others
Segment Reporting
Net revenue	18,263	34,602	90,289
Haemoderivatives | Bioscience
Segment Reporting
Net revenue	3,429,785	3,228,275	3,032,111
Transfusional medicine | Diagnostic
Segment Reporting
Net revenue	679,692	640,443	667,886
Other diagnostic | Diagnostic
Segment Reporting
Net revenue	23,377	23,540	23,566
Fluid therapy and nutrition | Hospital
Segment Reporting
Net revenue	47,699	46,210	45,621
Hospital supplies | Hospital
Segment Reporting
Net revenue	€ 52,466	€ 52,373	€ 50,624